Dividends (Tables)	6 Months Ended
Sep. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of dividends

	Pence per share	Cash dividend paid £m	Scrip dividend £m
Ordinary dividends
Final dividend in respect of the year ended 31 March 2022	33.76	1,119	114
Interim dividend in respect of the year ended 31 March 2022	17.21	339	282
Final dividend in respect of the year ended 31 March 2021	32.16	583	562